             JOHN HANCOCK LIFE INSURANCE COMPANY SEPARATE ACCOUNT U JOHN HANCOCK LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

         JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT I JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT JF

                        SUPPLEMENT DATED OCTOBER 4, 2006
                      TO THE PROSPECTUSES DATED MAY 1, 2006
                                   ISSUED BY:

          JOHN HANCOCK LIFE INSURANCE COMPANY                      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
           Revolution Value Variable Annuity                            Independence 2000 Variable Annuity
          Revolution Value II Variable Annuity                        Independence Preferred Variable Annuity
             Wealthbuilder Variable Annuity                                Declaration Variable Annuity
             Accommodator Variable Annuity                                   Patriot Variable Annuity
           Accommodator 2000 Variable Annuity                           Revolution Access Variable Annuity
             Independence Variable Annuity                               Revolution Extra Variable Annuity
           Independence 2000 Variable Annuity                            Revolution Value Variable Annuity
        Independence Preferred Variable Annuity

This Supplement is intended to describe a change to the prospectuses listed above dated May 1, 2006 ("Prospectuses"). The Prospectuses describe certain previously issued Contracts issued by John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company.

We describe a change to the subadviser of the Active Bond Trust that corresponds to the Variable Investment Option described in the Prospectuses.

Effective October 1, 2006 Sovereign Asset Management, LLC changed its name to MFC Global Investment Management (U.S.), LLC. As a result, we revise the disclosure related to the Active Bond Trust in the section entitled "The Funds" to read as follows:


                               JOHN HANCOCK TRUST
      (We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund)

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
    Active Bond Trust(2)   Seeks income and capital appreciation by investing at
                           least 80% of its assets in a diversified mix of debt securities and instruments.

(2) The Active Bond Trust is subadvised by Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF YOUR PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED OCTOBER 4, 2006




INDPRO        333-81103
JHVPRO        002-38827
HSBCWBPRO     033-34813
RVAVIP        033-15672
RVAV2         033-82646
S8136         033-82648
S8137         033-64947
              333-84769
              333-84767
              333-81127



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